Shareholder Fees {- Fidelity Freedom Blend Income Fund}	Jul. 13, 2021 USD ($)
NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 | Fidelity Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none